Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Income before income taxes:
Domestic	$209.6	$196.4	$155.1
Foreign	78.4	104.2	19.2
Income before income taxes:	$288.0	$300.6	$174.3
Income tax expense:
Current:
Domestic	$(31.1)	$(26.6)	$(14.8)
Foreign	39.8	(6.5)	(69.4)
Current income tax benefit (expense)	8.7	(33.1)	(84.2)
Deferred:
Domestic	(4.5)	(1.3)	(1.8)
Foreign	(50.7)	(37.4)	57.8
Deferred income tax (expense) benefit	(55.2)	(38.7)	56.0
Total income tax expense	$(46.5)	$(71.8)	$(28.2)

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2020	2019	2018
Income tax expense computed at the statutory tax rates	$(38.7)	$(48.9)	$(24.6)
US state income taxes, net of the federal benefit	(5.7)	(3.1)	(4.3)
Asbestos - effect of foreign exchange	20.9	14.9	(1.8)
Expenses not deductible	(7.4)	(4.9)	(4.7)
US manufacturing deduction	—	—	2.5
Foreign taxes on domestic income	(43.5)	(34.5)	(34.2)
Amortization of intangibles	—	—	12.4
Taxes on foreign income	2.7	4.5	(3.0)
Net deferred tax liability revaluation	(1.8)	0.2	27.7
US net operating loss carryback	25.5	—	—
Other items	1.5	—	1.8
Total income tax expense	$(46.5)	$(71.8)	$(28.2)
Effective tax rate	16.1%	23.9%	16.2%

Deferred Tax Assets and Liabilities
Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2020	2019
Deferred tax assets:
Intangible assets	$1,126.4	$1,209.8
Asbestos liability	319.1	349.3
Other provisions and accruals	54.1	55.6
Net operating loss carryforwards	41.3	69.9
Foreign and research tax credit carryforwards	114.2	115.5
Total deferred tax assets	1,655.1	1,800.1
Valuation allowance	(262.9)	(267.6)
Total deferred tax assets net of valuation allowance	1,392.2	1,532.5
Deferred tax liabilities:
Depreciable and amortizable assets	(117.5)	(132.2)
Other	(48.1)	(38.5)
Total deferred tax liabilities	(165.6)	(170.7)
Total deferred taxes, net	$1,226.6	$1,361.8

Reconciliation of Unrecognized Tax Benefits and Interest and Penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefits and interest and penalties are as follows:

(Millions of US Dollars)	Unrecognized tax benefits	Interest and Penalties
Balance at 31 March 2017	$0.7	$—
Additions for tax positions of the current and prior year	—	—
Balance at 31 March 2018	$0.7	$—
Additions for tax positions of the current year	0.1	0.1
Reductions applicable to lapse of statute of limitations	(0.2)	—
Balance at 31 March 2019	$0.6	$0.1
Additions for tax positions of the prior years	0.1	—
Balance at 31 March 2020	$0.7	$0.1